Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Inventories
Crude oil and other raw materials	R 5,087	R 5,624
Process material	3,326	2,865
Maintenance materials	8,504	7,754
Work in progress	2,827	3,012
Manufactured products	21,669	21,104
Consignment inventory	380	360
Total inventories	R 41,793	R 40,719